Annual Operating Expenses - FidelityEnhancedETFs-ComboPro - FidelityEnhancedETFs-ComboPro - Fidelity Enhanced International ETF - Fidelity Enhanced International ETF	Oct. 30, 2024
Operating Expenses:
Management fee	0.28%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Total annual operating expenses	0.29%